Interest Expense, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Interest Expense Net
Schedule of Interest Expense

Interest expense, net consists of the following:

	For three months ended September 30,		For nine months ended September 30,
(in thousands)	2021	2020	2021	2020

Related party interest expense	$-	$(661)	$-	$(1,868)
Contract asset interest expense	(90)	(90)	(268)	(268)
Interest income	4	7	13	23
Interest expense, net	$(86)	$(744)	$(255)	$(2,113)

Interest expense, net for the years ended December 31, 2019 and 2020 consists of:

	For years ended December 31,
(in thousands)	2019	2020
Related party interest expense	$(1,891)	$(2,539)
Contract asset interest expense	(268)	(358)
Interest income	25	28
Interest expense, net	$(2,134)	$(2,869)